Class A Ordinary Shares Subject to Possible Redemption (Tables)	3 Months Ended
Mar. 11, 2021
Temporary Equity Disclosure [Abstract]
Summary of Class A ordinary shares unaudited condensed balance sheet
As of March 11, 2021, Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

As of March 11, 2021
Gross proceeds	$320,000,000
Less:
Class A ordinary shares issuance costs	(17,455,524)
Plus:
Accretion of carrying value to redemption value	17,455,524

Class A ordinary shares subject to possible redemption	$320,000,000